                               CREDIT SUISSE FUNDS
                                  CREDIT | ASSET
                                  SUISSE | MANAGEMENT


                                     ANNUAL
                                     REPORT
                                DECEMBER 31, 2001


                              CREDIT SUISSE TRUST -
                           GLOBAL TECHNOLOGY PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses, and the special considerations and risks associated with international investing, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. Because of the nature of the Portfolio's holdings and certain aggressive strategies it may use, an investment in the Portfolio entails greater risk and may not be appropriate for all investors. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001

                                                                January 29, 2002

Dear Shareholder:

Credit Suisse Trust - Global Technology Portfolio (the "Portfolio") began operations on December 31, 2001. As of that date, the Portfolio's assets were invested in cash.

The Portfolio was launched in the wake of two turbulent years for technology stocks broadly. While we expect volatility in the group to continue, we also see grounds for optimism regarding the outlook for these stocks. For one, the global economy could have at least some growth over the next year and beyond, given factors such as historically low interest rates, reasonable energy costs, and a recent upturn in consumer confidence. On the other hand, one area for concern in our view has been the generally lackluster pace of corporate information-technology spending. We believe that an upturn, whenever it develops, could go a long way to support technology companies. We will continue to monitor industry trends carefully.

We appreciate your interest in the Portfolio and we will keep you apprised of our investment strategies in future semiannual and annual reports.

Vincent J. McBride                     Scott T. Lewis
Co-Portfolio Manager                   Co-Portfolio Manager

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE PORTFOLIO FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TECHNOLOGY, AN INVESTMENT IN THE PORTFOLIO MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS.

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS
         Cash                                                                   $3,195,548
                                                                                ----------
                  Total Assets                                                   3,195,548
                                                                                ----------
NET ASSETS
         Capital stock, $0.001 par value                                               320
         Paid-in capital                                                         3,195,228
                                                                                ----------
                  Net Assets                                                    $3,195,548
                                                                                ==========
         Shares outstanding                                                        319,555
                                                                                ----------
         Net asset value, offering price and redemption price per share         $    10.00
                                                                                ==========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Trust, formerly Warburg Pincus Trust (the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Global Technology Portfolio (the "Portfolio"), is included in this report. The Portfolio commenced operations as of December 31, 2001, therefore there are no operations to report as of December 31, 2001. The Portfolio is a non-diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

     A) SECURITY VALUATION - The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     B) FOREIGN CURRENCY TRANSACTIONS - The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES - No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     F) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS - The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2001, the Portfolio had no open forward foreign currency contracts.

     I) OTHER - The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation of assets, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity, market, operational and valuation risks.

     The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

     The Portfolio invests a high percentage of its assets in the technology sector of the market. As a result, the financial, economic, business and political developments in the technology sector of the market, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments in that sector. In addition, this Portfolio is sector concentrated and, under normal market conditions, it will invest 65% or more of its net assets in a related industry within the technology sector of the market.

NOTE 2. AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. During the period ended December 31, 2001, there was no compensation paid to CSAM for its investment advisory services.

     Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, serves as sub-investment adviser to the Portfolio. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Portfolio.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Portfolio. For

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CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
December 31, 2001

NOTE 2. AFFILIATES AND RELATED PARTIES - (CONTINUED)

its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. During the period ended December 31, 2001, there was no compensation paid to CSAMSI for its administrative services.

     For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

         AVERAGE DAILY NET ASSETS                             ANNUAL RATE
         ------------------------                             -----------
         First $500 million                          .08% of average daily net assets
         Next $1 billion                             .07% of average daily net assets
         Over $1.5 billion                           .06% of average daily net assets

     During the period ended December 31, 2001, there was no compensation paid to PFPC for its administrative services.

     In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

     Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. During the period ended December 31, 2001, the Portfolio did not receive any credits or reimbursements under this arrangement.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. There was no compensation paid to Merrill for its services by the Portfolio.

NOTE 3. CAPITAL SHARE TRANSACTIONS

     The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. The Portfolio sold 319,555 shares on December 31, 2001.

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Global Technology Portfolio:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Global Technology Portfolio (the "Fund"), a portfolio of the Credit Suisse Trust at December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2002

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                   TERM OF                                NUMBER OF
                                                   OFFICE(1)                              PORTFOLIOS
                                                   AND                                    IN FUND
                                    POSITION(S)    LENGTH OF   PRINCIPAL                  COMPLEX       OTHER
                                    HELD WITH      TIME        OCCUPATION(S)              OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUST          SERVED      DURING PAST FIVE YEARS     BY TRUSTEE    HELD BY TRUSTEE
---------------------               -----          ------      ----------------------     ----------    ---------------

INDEPENDENT TRUSTEES


Richard H. Francis                  Trustee and    Since       Currently retired;         59            Director of The
40 Grosvenor Road                   Audit          Portfolio   Executive Vice President                 Indonesia Fund,
Short Hills, New Jersey             Committee      Inception   and Chief Financial                      Inc.
 07078                              Member                     Officer of Pan Am
                                                               Corporation and Pan
Age: 68                                                        American World Airways,
                                                               Inc. from 1988 to 1991


Jack W. Fritz                       Trustee and    Since       Private investor;          59            Director of Advo,
2425 North Fish Creek Road          Audit          Portfolio   Consultant and Director                  Inc. (direct mail
P.O. Box 1287                       Committee      Inception   of Fritz Broadcasting,                   advertising)
Wilson, Wyoming 83014               Member                     Inc. and Fritz
                                                               Communications
Age: 73                                                        (developers and
                                                               operators of radio
                                                               stations) since 1987


Jeffrey E. Garten                   Trustee and    Since       Dean of Yale School of     59            Director of
Box 208200                          Audit          Portfolio   Management and William                   Aetna, Inc.;
New Haven, Connecticut  06520-8200  Committee      Inception   S. Beinecke Professor in                 Director of
                                    Member                     the Practice of                          Calpine Energy
Age: 54                                                        International Trade and                  Corporation
                                                               Finance; Undersecretary
                                                               of Commerce for
                                                               International Trade from
                                                               November 1993 to October
                                                               1995; Professor at
                                                               Columbia University from
                                                               September 1992 to
                                                               November 1993

-------------------

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)(CONTINUED)

                                                   TERM OF                                NUMBER OF
                                                   OFFICE(1)                              PORTFOLIOS
                                                   AND                                    IN FUND
                                    POSITION(S)    LENGTH OF   PRINCIPAL                  COMPLEX       OTHER
                                    HELD WITH      TIME        OCCUPATION(S)              OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUST          SERVED      DURING PAST FIVE YEARS     BY TRUSTEE    HELD BY TRUSTEE
---------------------               -----          ------      ----------------------     ----------    ---------------

INDEPENDENT TRUSTEES - (CONTINUED)  Trustee and    Since       President of Loanet,       59            Director of The
                                    Audit          Portfolio   Inc. (on-line accounting                 First Israel
Steven N. Rappaport                 Committee      Inception   service) since 1997;                     Fund, Inc.
Loanet, Inc.                        Chairman                   Executive Vice President
40 East 52nd Street                                            of Loanet, Inc. from
New York, New York                                             1994 to 1997; Director,
10022                                                          President, North
                                                               American Operations, and
Age: 52                                                        former Executive Vice
                                                               President from 1992 to
                                                               1993 of Worldwide
                                                               Operations of Metallurg
                                                               Inc.; Executive Vice
                                                               President, Telerate,
                                                               Inc. from 1987 to 1992;
                                                               Partner in the law firm
                                                               of Hartman & Craven
                                                               until 1987
INTERESTED TRUSTEE


William W. Priest(2)                Trustee        Since       Senior Partner and Fund    59            Director of The
Steinberg Priest Capital                           Portfolio   Manager, Steinberg                       Brazilian Equity
Management                                         Inception   Priest Capital                           Fund, Inc.; The
12 East 49th Street                                            Management since March                   Chile Fund, Inc.;
12th Floor                                                     2001; Chairman and                       The Emerging
New York, New York                                             Managing Director of                     Markets Tele-
10017                                                          CSAM from 2000 to                        communications
                                                               February 2001, Chief                     Fund, Inc.; The
Age: 59                                                        Executive Officer and                    First Israel
                                                               Managing Director of                     Fund, Inc.; The
                                                               CSAM from 1990 to 2000                   Latin American
                                                                                                        Equity Fund,
                                                                                                        Inc.; The
                                                                                                        Indonesia Fund,
                                                                                                        Inc.; and Credit
                                                                                                        Suisse Asset
                                                                                                        Management

-------------------

(2) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)(CONTINUED)

                                                   TERM OF                                NUMBER OF
                                                   OFFICE(1)                              PORTFOLIOS
                                                   AND                                    IN FUND
                                    POSITION(S)    LENGTH OF   PRINCIPAL                  COMPLEX       OTHER
                                    HELD WITH      TIME        OCCUPATION(S)              OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUST          SERVED      DURING PAST FIVE YEARS     BY TRUSTEE    HELD BY TRUSTEE
---------------------               -----          ------      ----------------------     ----------    ---------------

OFFICERS


James P. McCaughan                  Chairman       Since       Chief Executive Officer    N/A           N/A
Credit Suisse Asset Management,                    Portfolio   and Managing Director of
LLC                                                Inception   CSAM; Associated with
466 Lexington Avenue                                           CSAM since 2000;
New York, New York                                             President and Chief
10017-3147                                                     Operating Officer of
                                                               Oppenheimer Capital from
Age:  47                                                       1998 to 1999; President
                                                               and Chief Executive
                                                               Officer of UBS Asset
                                                               Management (New York)
                                                               Inc. from 1996 to 1998;
                                                               Functional Advisor
                                                               (Institutional Asset
                                                               Management) of Union
                                                               Bank of Switzerland from
                                                               1994 to 1996


Hal Liebes, Esq.                    Vice           Since       Managing Director and      N/A           N/A
Credit Suisse Asset Management,     President      Portfolio   General Counsel of CSAM;
LLC                                 and Secretary  Inception   Associated with Lehman
466 Lexington Avenue                                           Brothers, Inc. from 1996
New York, New York                                             to 1997; Associated with
10017-3147                                                     CSAM from 1995 to 1996;
                                                               Associated with CS First
Age:  36                                                       Boston Investment
                                                               Management from 1994 to
                                                               1995; Associated with
                                                               Division of Enforcement,
                                                               U.S. Securities and
                                                               Exchange Commission from
                                                               1991 to 1994

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)(CONTINUED)

                                                   TERM OF                                NUMBER OF
                                                   OFFICE(1)                              PORTFOLIOS
                                                   AND                                    IN FUND
                                    POSITION(S)    LENGTH OF   PRINCIPAL                  COMPLEX       OTHER
                                    HELD WITH      TIME        OCCUPATION(S)              OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUST          SERVED      DURING PAST FIVE YEARS     BY TRUSTEE    HELD BY TRUSTEE
---------------------               -----          ------      ----------------------     ----------    ---------------

OFFICERS - (CONTINUED)              Treasurer      Since       Director and Director of   N/A           N/A
                                    and Chief      Portfolio   Fund Administration of
Michael A. Pignataro                Financial      Inception   CSAM; Associated with
Credit Suisse Asset Management,     Officer                    CSAM since 1984
LLC
466 Lexington Avenue
New York, New York
10017-3147

Age:  42


Gregory N. Bressler, Esq.           Assistant      Since       Vice President and Legal   N/A           N/A
Credit Suisse Asset Management,     Secretary      Portfolio   Counsel of CSAM since
LLC                                                Inception   January 2000; Associated
466 Lexington Avenue                                           with the law firm of
New York, New York                                             Swidler Berlin Shereff
10017-3147                                                     Friedman LLP from 1996
                                                               to 2000
Age:  35


Stuart J. Cohen, Esq.               Assistant      Since       Vice President and Legal   N/A           N/A
Credit Suisse Asset                 Secretary      Portfolio   Counsel of CSAM;
Management, LLC                                    Inception   Associated with CSAM
466 Lexington Avenue                                           since Credit Suisse
New York, New York                                             acquired the Funds'
10017-3147                                                     predecessor adviser in
                                                               July 1999; with the
Age:  32                                                       predecessor adviser
                                                               since 1997; Associated
                                                               with the law firm of
                                                               Gordon Altman Butowsky
                                                               Weitzen Shalov & Wein
                                                               from 1995 to 1997

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)(CONCLUDED)

                                                   TERM OF                                NUMBER OF
                                                   OFFICE(1)                              PORTFOLIOS
                                                   AND                                    IN FUND
                                    POSITION(S)    LENGTH OF   PRINCIPAL                  COMPLEX       OTHER
                                    HELD WITH      TIME        OCCUPATION(S)              OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS AND AGE               TRUST          SERVED      DURING PAST FIVE YEARS     BY TRUSTEE    HELD BY TRUSTEE
---------------------               -----          ------      ----------------------     ----------    ---------------

OFFICERS - (CONTINUED)


                                                               Vice President and
Rocco A. DelGuercio                 Assistant      Since       Administrative Officer     N/A           N/A
Credit Suisse Asset Management,     Treasurer      Portfolio   of CSAM; Associated with
LLC                                                Inception   CSAM since June 1996;
466 Lexington Avenue                                           Assistant Treasurer,
New York, New York                                             Bankers Trust Corp.  -
10017-3147                                                     Fund  Administration
                                                               from March 1994 to June
Age:  38                                                       1996; Mutual Fund
                                                               Accounting Supervisor,
                                                               Dreyfus Corporation from
                                                               April 1987 to March 1994


Joseph Parascondola                 Assistant      Since       Assistant Vice President   N/A           N/A
Credit Suisse Asset Management,     Treasurer      Portfolio   - Fund Administration of
LLC                                                Inception   CSAM since April 2000;
466 Lexington Avenue                                           Assistant Vice
New York, New York                                             President, Deutsche
10017-3147                                                     Asset Management from
                                                               January 1999 to April
Age:  38                                                       2000; Assistant Vice
                                                               President, Weiss, Peck &
                                                               Greer LLC from November
                                                               1995 to December 1998

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

                               CREDIT SUISSE FUNDS
                                  CREDIT | ASSET
                                  SUISSE | MANAGEMENT

                      P.O. Box 9030, Boston, MA 02205-9030
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSTGT-2-1201